LONG-TERM DEBT (Tables)	12 Months Ended
Oct. 31, 2023
Debt Disclosure [Abstract]
Long-term debt - Senior Notes
The following table summarizes the company's long-term senior notes:

	October 31, 2023	October 31, 2022
	Amortized Principal	Amortized Principal
	(in millions)
2026 Senior Notes	299	299
2029 Senior Notes	496	495
2030 Senior Notes	496	496
2031 Senior Notes	844	843
Total Senior Notes	$2,135	$2,133